Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of Direxion Shares ETF Trust

In planning and performing our audits of the financial statements of the Funds listed in the accompanying Attachment A, which comprise the Direxion Shares ETF Trust  as of and for the periods ended October 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Trusts internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trusts internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A  internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S generally accepted accounting principles. A fund internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of the  assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the internal control over financial reporting and their operations, including controls for safeguarding securities that we consider to be a material weakness as defined above as of October 31, 2024.

This report is intended solely for the information and use of management and the Board of Trustees of Direxion Shares ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/Ernst & Young LLP
Minneapolis, Minnesota
December 23, 2024

Attachment A

Funds comprising the Direxion Shares ETF Trust

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Direxion Daily 20+ Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Direxion Daily AAPL Bear 1X Shares
Direxion Daily AAPL Bull 2X Shares (formerly Direxion Daily AAPL Bull 1.5X Shares)
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily AI and Big Data Bear 2X Shares
Direxion Daily AI and Big Data Bull 2X Shares
Direxion Daily AMZN Bear 1X Shares
Direxion Daily AMZN Bull 2X Shares (formerly Direxion Daily AMZN Bull 1.5X Shares)
Direxion Daily AVGO Bear 1X Shares
Direxion Daily AVGO Bull 2X Shares
Direxion Daily Cloud Computing Bull 2X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares
Direxion Daily Crypto Industry Bear 1X Shares
Direxion Daily Crypto Industry Bull 2X Shares
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily Dow Jones Internet Bear 3X Shares
Direxion Daily Dow Jones Internet Bull 3X Shares
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Direxion Daily Energy Bear 2X Shares
Direxion Daily Energy Bull 2X Shares
Direxion Daily Financial Bear 3X Shares
Direxion Daily Financial Bull 3X Shares
Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily Gold Miners Index Bull 2X Shares
Direxion Daily GOOGL Bear 1X Shares
Direxion Daily GOOGL Bull 2X Shares (formerly Direxion Daily GOOGL Bull 1.5X Shares)
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Direxion Daily Magnificent 7 Bear 1X Shares (formerly Direxion Daily Concentrated Qs Bear 1X Shares)
Direxion Daily Magnificent 7 Bull 2X Shares (formerly Direxion Daily Concentrated Qs Bull 2X Shares)
Direxion Daily META Bear 1X Shares
Direxion Daily META Bull 2X Shares
Direxion Daily Mid Cap Bull 3X Shares
Direxion Daily MSCI Brazil Bull 2X Shares
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Direxion Daily MSCI India Bull 2X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily MSFT Bear 1X Shares
Direxion Daily MSFT Bull 2X Shares (formerly Direxion Daily MSFT Bull 1.5X Shares)
Direxion Daily MU Bear 1X Shares
Direxion Daily MU Bull 2X Shares
Direxion Daily NFLX Bear 1X Shares
Direxion Daily NFLX Bull 2X Shares
Direxion Daily NVDA Bear 1X Shares
Direxion Daily NVDA Bull 2X Shares (formerly Direxion Daily NVDA Bull 1.5X Shares)
Direxion Daily NYSE FANG+ Bull 2X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Direxion Daily S&P 500® Bear 1X Shares
Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily S&P 500® Bull 3X Shares
Direxion Daily S&P 500® High Beta Bear 3X Shares
Direxion Daily S&P 500® High Beta Bull 3X Shares
Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares
Direxion Daily Small Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares
Direxion Daily Technology Bear 3X Shares
Direxion Daily Technology Bull 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Travel & Vacation Bull 2X Shares
Direxion Daily TSLA Bear 1X Shares
Direxion Daily TSLA Bull 2X Shares (formerly Direxion Daily TSLA Bull 1.5X Shares)
Direxion Daily TSM Bear 1X Shares
Direxion Daily TSM Bull 2X Shares
Direxion Daily Uranium Industry Bull 2X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion HCM Tactical Enhanced US ETF
Direxion NASDAQ-100® Equal Weighted Index Shares
Direxion Work From Home ETF